Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Abstract]
Gains on disposals of investments	€ 0	€ 0	€ 69
Losses on disposals of investments	75	0	1
Gains on disposals of non-current assets	24	2	4
Losses on disposals of non-current assets	5	0	0
Gains on disposals of other remaining business	161	120	81
Losses on disposals of other remaining business	43	30	88
Impairment of goodwill	15	144	97
Other gains (losses)	48	(51)	(33)
Other income	186	122	154
Other expense, by function	€ 138	€ 173	€ 186